LONG-TERM DEBT - Maturities of Debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about borrowings [line items]
Gain (loss) arising from difference between carrying amount of financial liability extinguished and consideration paid	$ (10)	$ 0
Maturities of long-term debt	665	$ 555
2019
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2020
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2021
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
2022
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	315
2023
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	0
Thereafter
Disclosure of detailed information about borrowings [line items]
Maturities of long-term debt	$ 350